                              BLACKROCK FUNDS SM

                    THE EQUITY PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 1999

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on pages 27-28 has been amended to read in its entirety as follows:

  The Fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BFM since 1995, Thomas Callan, Managing Director of BFM since 1996, and Amy Hogan, Managing Director of BFM since August 1999. Prior to joining BFM, William Wykle served as an investment manager of PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Amy Hogan was a Managing Director with Columbus Circle Investors for 13 years. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998 and Amy Hogan since October 1999.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 41 has been amended to read in its entirety as follows:

  The Fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BFM since 1995, Thomas Callan, Managing Director of BFM since 1996, and Amy Hogan, Managing Director of BFM since August 1999. Prior to joining BFM, William Wykle served as an investment manager of PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Amy Hogan was a Managing Director with Columbus Circle Investors for 13 years. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998 and Amy Hogan since October 1999.

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Fund Management

The section "Fund Management" on page 57 has been amended to read in its entirety as follows:

  The fund is managed by Nigel Barry, Managing Director and portfolio manager of BlackRock International, Ltd. (BIL) since




   ADDITIONAL IMPORTANT
       DEFINITIONS


 Earnings Growth: The
 increased rate of
 growth in a company's
 earnings per share from
 period to period. Secu-
 rity analysts attempt
 to identify companies
 with earnings growth
 potential because a
 pattern of earnings
 growth generally causes
 share prices to in-
 crease.

 Fundamental Analysis: A
 method of stock market
 analysis that concen-
 trates on "fundamental"
 information about the
 company (such as its
 income statement, bal-
 ance sheet, earnings
 and sales history,
 products and manage-
 ment) to attempt to
 forecast future stock
 value.

 Growth Companies: All
 stocks are generally
 divided into the cate-
 gories of "growth" or
 "value," although there
 are times when a growth
 fund and value fund may
 own the same stock.
 Growth stocks are com-
 panies whose earnings
 growth potential ap-
 pears to the manager to
 be greater than the
 market in general and
 whose growth in revenue
 is expected to continue
 for an extended period.
 These stocks typically
 pay relatively low div-
 idends and sell at rel-
 atively high prices.
 Value stocks are compa-
 nies that appear to the
 manager to be underval-
 ued by the market as
 measured by certain fi-
 nancial formulas.

 Small Capitalization
 Companies: The fund de-
 fines these companies
 as those with total
 market capitalization
 under $2 billion. Capi-
 talization refers to
 the market value of the
 company and is calcu-
 lated by multiplying
 the number of shares
 outstanding by the cur-
 rent price per share.

  1996. Prior to joining BIL in 1996, Mr. Barry was a Director and head of the Pacific Basin desk at Dunedin Fund Managers Ltd. Mr. Barry has been a member of the fund's management team since 1996 and has been fund manager since April 1999.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Primary Investment Strategies

The first four paragraphs in the section "Primary Investment Strategies" on page 59 have been amended to read in their entirety as follows:

  In pursuit of this goal, the fund manager invests primarily in small cap stocks (capitalization of less than $2 billion) of foreign issuers in countries included in the Salomon Brothers Extended Markets World Ex-U.S. Index. The fund normally invests at least 65% of its total assets in the equity securities issued by these companies and normally invests at least 80% of its total assets in equity securities. The manager may invest up to 20% of the portfolio in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities.

  The manager initially screens for "growth" stocks from the universe of companies described above. The manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

  The fund can invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany.

  The fund generally will sell a stock when, in the fund manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance expectations or the stock's relative price momentum declines meaningfully.

Key Risks

The sixth and ninth paragraphs in the section "Key Risks" on page 61 have been amended to read in their entirety as follows:

  While the fund manager chooses stocks he believes have above-average earnings growth potential, there is no guarantee that the shares will increase in value.

  The fund may, from time to time, invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany. These investments would make the fund more dependent upon the political and economic circumstances of those countries than a mutual fund that owns stocks of companies in many countries. For example, the Japanese economy (especially Japanese banks, securities firms and insurance companies) has experienced considerable difficulty recently. In addition, the Japanese Yen has gone up and down in value versus the U.S. Dollar. Japan may also be affected by recent turmoil in other Asian countries. Similarly, the ability to concentrate in the U.K., France and Germany may make the fund's performance more dependent on developments affecting those countries, such as the introduction of the Euro.

Fund Management

The section "Fund Management" on page 65 has been amended to read in its entirety as follows:

  The fund is co-managed by William J. Wykle and Thomas Callan.

  William J. Wykle has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1995 and an investment manager for PNC Bank from 1986 to 1995. He has co-managed the fund since April 1999.

  Thomas Callan has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1996 and served as an equity analyst for PNC Bank from 1993-1996. He has co-managed the fund since April 1999.

BLACKROCK INDEX EQUITY PORTFOLIO

Annual Fund Operating Expenses

The Annual Fund Operating Expenses Table on page 77 has been amended to read in its entirety as follows:

Annual Fund Operating Expenses*
(Expenses that are deducted from fund assets)

                               A Shares B Shares C Shares
Advisory Fees                   .025%     .025%    .025%
Distribution and service
 (12b-1) fees                    .50%     1.15%    1.15%
Other expenses                  .385%     .385%    .385%
Total annual fund operating
 expenses                        .91%     1.56%    1.56%
Fee waivers and expense
 reimbursements**               .125%     .025%    .025%
Net Expenses**                  .785%    1.535%   1.535%

  * The Annual Fund Operating Expenses table and the Example reflect the ex-penses of both the Index Equity and Index Master Portfolios.
 ** BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit certain (but not all) fund expenses for the next year. The fund may have to repay these waivers and reimbursements to BlackRock in the following two years if the repayment can be made within these expense limits. In addition, BlackRock Distributors, Inc., the fund's distributor, has contractually agreed to waive 12b-1 distribution fees on Investor A Shares in the amount of .095% of average daily net assets (otherwise payable at the maximum annual rate of .10% of average daily net assets) for the next year. "Net Expenses" in the table have been restated to reflect these waivers and reimbursements. "Other expenses" are expected to be .35%, .35% and .35%, and "Net Expenses" are expected not to exceed .75%, 1.50% and 1.50% for A Shares, B Shares and C Shares, respectively. This is because BlackRock and another of the Company's service providers have volunteered not to collect a portion of their fees. BlackRock and this service provider may end this arrangement at any time.

Example

The expense example on page 78 has been amended to read in its entirety as follows:

                 1 Year 3 Years 5 Years 10 Years
A Shares*         $378   $569   $  777  $1,375
B Shares**
   Redemption     $606   $840   $1,048  $1,680***
B Shares
   No Redemption  $156   $490   $  848  $1,680***
C Shares**
   Redemption     $256   $490   $  848  $1,854
C Shares
   No Redemption  $156   $490   $  848  $1,854

  *Reflects imposition of sales charge.
 **Reflects deduction of CDSC.
***Based on the conversion of Investor B Shares to Investor A Shares after eight years.

BLACKROCK MICRO-CAP EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 91 has been amended to read in its entirety as follows:

  The Fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BFM since 1995, Thomas Callan, Managing Director of BFM since 1996, and Michael Carey, an equity analyst at BFM since 1996. Prior to joining BFM, William Wykle served as an investment manager for PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Michael Carey was a fixed income analyst for PNC Bank from 1993 to 1996. William Wykle and Thomas Callan have been portfolio co-managers since inception, and Michael Carey since October 1999.

Annual Fund Operating Expenses

The footnote to the Annual Fund Operating Expenses table regarding waivers for each of the funds appearing on pages 6, 13, 20, 27, 33, 40, 48, 56, 65, 71, 84 and 90 has been amended to read in its entirety as follows:

  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit certain (but not all) fund expenses for the next year. The fund may have to repay these waivers and reimbursements to BlackRock in the following two years if the repayment can be made within these expense limits. In addition, BlackRock Distributors, Inc., the fund's distributor, has contractually agreed to waive 12b-1 distribution fees on Investor A Shares in the amount of .095% of average daily net assets (otherwise payable at the maximum annual rate of .10% of average daily net assets) for the next year. "Net Expenses" in the table have been restated to reflect these waivers and reimbursements.

This Supplement is dated October 7, 1999.

                              BLACKROCK FUNDS SM

                   THE EQUITY PORTFOLIOS/INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 1999

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on pages 27-28 has been amended to read in its entirety as follows:

  The Fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BFM since 1995, Thomas Callan, Managing Director of BFM since 1996, and Amy Hogan, Managing Director of BFM since August 1999. Prior to joining BFM, William Wykle served as an investment manager of PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Amy Hogan was a Managing Director with Columbus Circle Investors for 13 years. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998 and Amy Hogan since October 1999.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 41 has been amended to read in its entirety as follows:

  The Fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BFM since 1995, Thomas Callan, Managing Director of BFM since 1996, and Amy Hogan, Managing Director of BFM since August 1999. Prior to joining BFM, William Wykle served as an investment manager of PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Amy Hogan was a Managing Director with Columbus Circle Investors for 13 years. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998 and Amy Hogan since October 1999.

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Fund Management

The section "Fund Management" on page 42 has been amended to read in its entirety as follows:

  The fund is managed by Nigel Barry, Managing Director and portfolio manager of BlackRock International, Ltd. (BIL) since




   ADDITIONAL IMPORTANT
       DEFINITIONS


 Earnings Growth: The
 increased rate of
 growth in a company's
 earnings per share from
 period to period. Secu-
 rity analysts attempt
 to identify companies
 with earnings growth
 potential because a
 pattern of earnings
 growth generally causes
 share prices to in-
 crease.

 Fundamental Analysis: A
 method of stock market
 analysis that concen-
 trates on "fundamental"
 information about the
 company (such as its
 income statement, bal-
 ance sheet, earnings
 and sales history,
 products and manage-
 ment) to attempt to
 forecast future stock
 value.

 Growth Companies: All
 stocks are generally
 divided into the cate-
 gories of "growth" or
 "value," although there
 are times when a growth
 fund and value fund may
 own the same stock.
 Growth stocks are com-
 panies whose earnings
 growth potential ap-
 pears to the manager to
 be greater than the
 market in general and
 whose growth in revenue
 is expected to continue
 for an extended period.
 These stocks typically
 pay relatively low div-
 idends and sell at rel-
 atively high prices.
 Value stocks are compa-
 nies that appear to the
 manager to be underval-
 ued by the market as
 measured by certain fi-
 nancial formulas.

 Small Capitalization
 Companies: The fund de-
 fines these companies
 as those with total
 market capitalization
 under $2 billion. Capi-
 talization refers to
 the market value of the
 company and is calcu-
 lated by multiplying
 the number of shares
 outstanding by the cur-
 rent price per share.

  1996. Prior to joining BIL in 1996, Mr. Barry was a Director and head of the Pacific Basin desk at Dunedin Fund Managers Ltd. Mr. Barry has been a member of the fund's management team since 1996 and has been fund manager since April 1999.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Primary Investment Strategies

The first four paragraphs in the section "Primary Investment Strategies" on page 44 have been amended to read in their entirety as follows:

  In pursuit of this goal, the fund manager invests primarily in small cap stocks (capitalization of less than $2 billion) of foreign issuers in countries included in the Salomon Brothers Extended Markets World Ex-U.S. Index. The fund normally invests at least 65% of its total assets in the equity securities issued by these companies and normally invests at least 80% of its total assets in equity securities. The manager may invest up to 20% of the portfolio in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities.

  The manager initially screens for "growth" stocks from the universe of companies described above. The manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

  The fund can invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany.

  The fund generally will sell a stock when, in the fund manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance expectations or the stock's relative price momentum declines meaningfully.

Key Risks

The sixth and ninth paragraphs in the section "Key Risks" on page 46 have been amended to read in their entirety as follows:

  While the fund manager chooses stocks he believes have above-average earnings growth potential, there is no guarantee that the shares will increase in value.

  The fund may, from time to time, invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany. These investments would make the fund more dependent upon the political and economic circumstances of those countries than a mutual fund that owns stocks of companies in many countries. For example, the Japanese economy (especially Japanese banks, securities firms and insurance companies) have experienced considerable difficulty recently. In addition, the Japanese Yen has gone up and down in value versus the U.S. Dollar. Japan may also be affected by recent turmoil in other Asian countries. Similarly, the ability to concentrate in the U.K., France and Germany may make the fund's performance more dependent on developments affecting those countries, such as the introduction of the Euro.

Fund Management

The section "Fund Management" on page 49 has been amended to read in its entirety as follows:

  The fund is co-managed by William J. Wykle and Thomas Callan.

  William J. Wykle has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1995 and an investment manager for PNC Bank from 1986 to 1995. He has co-managed the fund since April 1999.

  Thomas Callan has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1996 and served as an equity analyst for PNC Bank from 1993-1996. He has co-managed the fund since April 1999.

BLACKROCK MICRO-CAP EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 91 has been amended to read in its entirety as follows:

  The Fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BFM since 1995, Thomas Callan, Managing Director of BFM since 1996, and Michael Carey, an equity analyst at BFM since 1996. Prior to joining BFM, William Wykle served as an investment manager for PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Michael Carey was a fixed income analyst for PNC Bank from 1993 to 1996. William Wykle and Thomas Callan have been portfolio co-managers since inception, and Michael Carey since October 1999.

This Supplement is dated October 7, 1999.

                              BLACKROCK FUNDS SM

                      THE EQUITY PORTFOLIOS/SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 1999

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on pages 27-28 has been amended to read in its entirety as follows:

  The Fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BFM since 1995, Thomas Callan, Managing Director of BFM since 1996, and Amy Hogan, Managing Director of BFM since August 1999. Prior to joining BFM, William Wykle served as an investment manager of PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Amy Hogan was a Managing Director with Columbus Circle Investors for 13 years. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998 and Amy Hogan since October 1999.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 41 has been amended to read in its entirety as follows:

  The Fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BFM since 1995, Thomas Callan, Managing Director of BFM since 1996, and Amy Hogan, Managing Director of BFM since August 1999. Prior to joining BFM, William Wykle served as an investment manager of PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Amy Hogan was a Managing Director with Columbus Circle Investors for 13 years. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998 and Amy Hogan since October 1999.

BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Fund Management

The section "Fund Management" on page 42 has been amended to read in its entirety as follows:

  The fund is managed by Nigel Barry, Managing Director and portfolio manager of BlackRock International, Ltd. (BIL) since




   ADDITIONAL IMPORTANT
       DEFINITIONS


 Earnings Growth: The
 increased rate of
 growth in a company's
 earnings per share from
 period to period. Secu-
 rity analysts attempt
 to identify companies
 with earnings growth
 potential because a
 pattern of earnings
 growth generally causes
 share prices to in-
 crease.

 Fundamental Analysis: A
 method of stock market
 analysis that concen-
 trates on "fundamental"
 information about the
 company (such as its
 income statement, bal-
 ance sheet, earnings
 and sales history,
 products and manage-
 ment) to attempt to
 forecast future stock
 value.

 Growth Companies: All
 stocks are generally
 divided into the cate-
 gories of "growth" or
 "value," although there
 are times when a growth
 fund and value fund may
 own the same stock.
 Growth stocks are com-
 panies whose earnings
 growth potential ap-
 pears to the manager to
 be greater than the
 market in general and
 whose growth in revenue
 is expected to continue
 for an extended period.
 These stocks typically
 pay relatively low div-
 idends and sell at rel-
 atively high prices.
 Value stocks are compa-
 nies that appear to the
 manager to be underval-
 ued by the market as
 measured by certain fi-
 nancial formulas.

 Small Capitalization
 Companies: The fund de-
 fines these companies
 as those with total
 market capitalization
 under $2 billion. Capi-
 talization refers to
 the market value of the
 company and is calcu-
 lated by multiplying
 the number of shares
 outstanding by the cur-
 rent price per share.

  1996. Prior to joining BIL in 1996, Mr. Barry was a Director and head of the Pacific Basin desk at Dunedin Fund Managers Ltd. Mr. Barry has been a member of the fund's management team since 1996 and has been fund manager since April 1999.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Primary Investment Strategies

The first four paragraphs in the section "Primary Investment Strategies" on page 44 have been amended to read in their entirety as follows:

  In pursuit of this goal, the fund manager invests primarily in small cap stocks (capitalization of less than $2 billion) of foreign issuers in countries included in the Salomon Brothers Extended Markets World Ex-U.S. Index. The fund normally invests at least 65% of its total assets in the equity securities issued by these companies and normally invests at least 80% of its total assets in equity securities. The manager may invest up to 20% of the portfolio in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities.

  The manager initially screens for "growth" stocks from the universe of companies described above. The manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

  The fund can invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany.

  The fund generally will sell a stock when, in the fund manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance expectations or the stock's relative price momentum declines meaningfully.

Key Risks

The sixth and ninth paragraphs in the section "Key Risks" on page 46 have been amended to read in their entirety as follows:

  While the fund manager chooses stocks he believes have above-average earnings growth potential, there is no guarantee that the shares will increase in value.

  The fund may, from time to time, invest more than 25% of its assets in securities whose issuers are located in Japan, the United Kingdom, France or Germany. These investments would make the fund more dependent upon the political and economic circumstances of those countries than a mutual fund that owns stocks of companies in many countries. For example, the Japanese economy (especially Japanese banks, securities firms and insurance companies) have experienced considerable difficulty recently. In addition, the Japanese Yen has gone up and down in value versus the U.S. Dollar. Japan may also be affected by recent turmoil in other Asian countries. Similarly, the ability to concentrate in the U.K., France and Germany may make the fund's performance more dependent on developments affecting those countries, such as the introduction of the Euro.

Fund Management

The section "Fund Management" on page 49 has been amended to read in its entirety as follows:

  The fund is co-managed by William J. Wykle and Thomas Callan.

  William J. Wykle has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1995 and an investment manager for PNC Bank from 1986 to 1995. He has co-managed the fund since April 1999.

  Thomas Callan has been a Managing Director with BlackRock Advisors, Inc. since 1999, a Managing Director with BlackRock Financial Management, Inc. since 1996 and served as an equity analyst for PNC Bank from 1993-1996. He has co-managed the fund since April 1999.

BLACKROCK INDEX EQUITY PORTFOLIO

Annual Fund Operating Expenses

The Annual Fund Operating Expenses Table on page 59 has been amended to read in its entirety as follows:

Annual Fund Operating Expenses*
(Expenses that are deducted from fund assets)

Advisory Fees                             .025%
Distribution and service (12b-1) fees      .30%
Other expenses                            .315%
Total annual fund operating expenses       .64%
Fee waivers and expense reimbursements**  .025%
Net Expenses**                            .615%

 * The Annual Fund Operating Expenses table and the Example reflect the ex-penses of both the Index Equity and Index Master Portfolios.
** BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit certain (but not all) fund expenses for the next year. The fund may have to repay these waivers and reimbursements to BlackRock in the following two years if the repayment can be made within these expense lim-its. "Net Expenses" in the table have been restated to reflect these waivers and reimbursements.
 "Other expenses" are expected to be .28% and "Net Expenses" are expected not to exceed .58%. This is because BlackRock and another of the Company's service providers have volunteered not to collect a portion of their fees. BlackRock and this service provider may end this arrangement at any time.

Example

The expense example on page 59 has been amended to read in its entirety as follows:

                1 Year 3 Years 5 Years 10 Years
Service Shares   $63    $202    $354     $796

BLACKROCK MICRO-CAP EQUITY PORTFOLIO

Fund Management

The section "Fund Management" on page 91 has been amended to read in its entirety as follows:

  The Fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BFM since 1995, Thomas Callan, Managing Director of BFM since 1996, and Michael Carey, an equity analyst at BFM since 1996. Prior to joining BFM, William Wykle served as an investment manager for PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Michael Carey was a fixed income analyst for PNC Bank from 1993 to 1996. William Wykle and Thomas Callan have been portfolio co-managers since inception, and Michael Carey since October 1999.

This Supplement is dated October 7, 1999.